Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 09, 2023
Registrant Name	dei_EntityRegistrantName	Fidelity Aberdeen Street Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0000880195
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 09, 2023
Document Effective Date	dei_DocumentEffectiveDate	May 10, 2023
Prospectus Date	rr_ProspectusDate	May 10, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A